Related parties	12 Months Ended
Dec. 31, 2018
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Related parties
41	Related parties

Related parties of the Group are considered to be associates and joint ventures of the Group and the Group’s key management personnel.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

(i) Compensation of key management personnel of the Group

The compensation of key management personnel of the Group is analysed as follows:

	2018	2017
Directors’ fee	387	270
Short-term employee benefits	1,875	1,853
Social security contributions and defined contribution plans	500	500
Employee Benefit Obligations	110	133

Total	2,872	2,756

The amounts disclosed in the table are the amounts recognised as an expense during the reporting period related to key management personnel. No loans and/or guarantees have been provided for or agreed to with key management personnel.

(ii) Transactions with associates, joint ventures and other related parties

The following table provides the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2018	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties

Natuzzi Trading Shanghai Co, Ltd.	12,589	1,001	7,383	1,001
Nars Miami LLCC	776	—	191	—
Natuzzi Design S.a.s.	1,750	—	1,338	—
Natuzzi Arredamenti S.r.l.	1,010	—	343	—
Natuzzi Sofa S.r.l.	291	—	78	—
NA.FO. S.r.l.	—	—	—	3
Natuzzi Store S.r.l.	—	—	—	—

Total	16,416	1,001	9,333	1,004

December 31, 2017	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties

Nars Miami LLCC	742	—	70	—
Natuzzi Design S.a.s.	1,591	—	930	—
Natuzzi Arredamenti S.r.l.	946	—	329	—
Natuzzi Sofa S.r.l.	310	—	78	—
NA.FO. S.r.l.	4	—	—	8
Natuzzi Store S.r.l.	—	—	—	—

Total	3,593	—	1,407	8